REVENUES Q (Tables)	6 Months Ended
Jun. 30, 2025
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
The following tables provide additional details related to the Company’s Revenues by segment for the three months ended June 30, 2025 and 2024.

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	June 30, 2025
Digital assets sales	$8,564,980	$—	$—	$8,564,980
Fees	19,087	—	(2,095)	16,992
Blockchain rewards	42,550	—	(1,388)	41,162
Proprietary mining	—	—	944	944
Revenues from contracts with customers	$8,626,617	$—	$(2,539)	$8,624,078

Blockchain rewards from non-customers	1,205	—	4,038	5,243
Lending	27,923	—	4,311	32,234
Total revenues	$8,655,745	$—	$5,810	$8,661,555

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	June 30, 2024
Digital assets sales	$8,785,677	$—	$—	$8,785,677
Fees	19,607	—	6,921	26,528
Blockchain rewards	37,142	—	538	37,680
Proprietary mining	—	—	16,312	16,312
Revenues from contracts with customers	$8,842,426	$—	$23,771	$8,866,197

Blockchain rewards from non-customers	674	—	—	674
Lending	15,873	—	147	16,020
Total revenues	$8,858,973	$—	$23,918	$8,882,891
The following tables provide additional details related to the Company’s Revenues by segment for the six months ended June 30, 2025 and 2024.

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	June 30, 2025
Digital assets sales	$21,414,548	$—	$—	$21,414,548
Fees	33,667	—	(5,158)	28,509
Blockchain rewards	123,250	—	(10,976)	112,274
Proprietary mining	—	—	12,180	12,180
Revenues from contracts with customers	$21,571,465	$—	$(3,954)	$21,567,511

Blockchain rewards from non-customers	2,260	—	8,347	10,607
Lending	53,549	—	6,094	59,643
Total revenues	$21,627,274	$—	$10,487	$21,637,761

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	June 30, 2024
Digital assets sales	$18,042,855	$—	$—	$18,042,855
Fees	38,461	—	16,195	54,656
Blockchain rewards	45,393	—	2,561	47,954
Proprietary mining	—	—	36,440	36,440
Revenues from contracts with customers	$18,126,709	$—	$55,196	$18,181,905

Blockchain rewards from non-customers	3,584	—	—	3,584
Lending	31,249	—	1,525	32,774
Total revenues	$18,161,542	$—	$56,721	$18,218,263